Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure
Goodwill And Other Intangible Assets	Note 17 – Goodwill and other intangible assets

There were no changes in the carrying amount of goodwill for the year ended December 31, 2019.

The changes in the carrying amount of goodwill for the year ended December 31, 2018, allocated by reportable segments, were as follows (refer to Note 40 for the definition of the Corporation’s reportable segments):

2018
			Purchase
	Balance at	Goodwill on	accounting	Goodwill	Balance at
(In thousands)	January 1, 2018	acquisition	adjustments	impairment	December 31, 2018
Banco Popular de Puerto Rico	$276,420	$60,242	$(16,414)	$-	$320,248
Popular U.S.	350,874	-	-	-	350,874
Total Popular, Inc.	$627,294	$60,242	$(16,414)	$-	$671,122
The goodwill recognized during the year ended December 31, 2018 in the reportable segment of Banco Popular de Puerto Rico of $43.8 million, net of purchase accounting adjustments, was related to the Reliable Transaction. Refer to Note 4, Business combination, for additional information.

At December 31, 2019 and 2018, the Corporation had $6.1 million of identifiable intangible assets with indefinite useful lives, mostly associated with the E-LOAN trademark.

The following table reflects the components of other intangible assets subject to amortization:

	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2019
Core deposits	$37,224	$29,792	$7,432
Other customer relationships	42,909	28,075	14,834
Trademark	488	138	350
Total other intangible assets	$80,621	$58,005	$22,616
December 31, 2018
Core deposits	$37,224	$26,070	$11,154
Other customer relationships	34,915	25,847	9,068
Trademark	488	41	447
Total other intangible assets	$72,627	$51,958	$20,669

During the year ended December 31, 2019, the Corporation recognized $9.6 million in customer relationship intangibles in connection with the acquisition of a credit card portfolio in Puerto Rico.

The trademark recognized during the year ended December 31, 2018 of $0.5 million was related to the Reliable Transaction. Refer to Note 4, Business combination, for additional information.

During the year ended December 31, 2019, the Corporation recognized $ 9.4 million in amortization expense related to other intangible assets with definite useful lives (2018 - $ 9.3 million; 2017 - $9.4 million).

The following table presents the estimated amortization of the intangible assets with definite useful lives for each of the following periods:

(In thousands)
Year 2020	$6,369
Year 2021	3,559
Year 2022	2,683
Year 2023	2,642
Year 2024	2,355
Later years	5,008

Results of the Annual Goodwill Impairment Test

The Corporation’s goodwill and other identifiable intangible assets having an indefinite useful life are tested for impairment, at least annually and on a more frequent basis if events or circumstances indicate impairment could have taken place. Such events could include, among others, a significant adverse change in the business climate, an adverse action by a regulator, an unanticipated change in the competitive environment and a decision to change the operations or dispose of a reporting unit.

Under applicable accounting standards, goodwill impairment analysis is a two-step test. The first step of the goodwill impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired; however, if the carrying amount of the reporting unit exceeds its fair value, the second step must be performed. The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated possible impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles (including any unrecognized intangible assets, such as unrecognized core deposits and trademark) as if the reporting unit was being acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Corporation estimates the fair values of the assets and liabilities of a reporting unit, consistent with the requirements of the fair value measurements accounting standard, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of the assets and liabilities reflects market conditions, thus volatility in prices could have a material impact on the determination of the implied fair value of the reporting unit goodwill at the impairment test date. The adjustments to measure the assets, liabilities and intangibles at fair value are for the purpose of measuring the implied fair value of goodwill and such adjustments are not reflected in the consolidated statement of condition. If the implied fair value of goodwill exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted under applicable accounting standards.

The Corporation performed the annual goodwill impairment evaluation for the entire organization during the third quarter of 2019 using July 31, 2019 as the annual evaluation date. The reporting units utilized for this evaluation were those that are one level below the business segments, which are the legal entities within the reportable segment. The Corporation follows push-down accounting, as such all goodwill is assigned to the reporting units when carrying out a business combination.

In determining the fair value of a reporting unit, the Corporation generally uses a combination of methods, including market price multiples of comparable companies and transactions, as well as discounted cash flow analysis. Management evaluates the particular circumstances of each reporting unit in order to determine the most appropriate valuation methodology. The Corporation evaluates the results obtained under each valuation methodology to identify and understand the key value drivers in order to ascertain that the results obtained are reasonable and appropriate under the circumstances. Elements considered include current market and economic conditions, developments in specific lines of business, and any particular features in the individual reporting units.

The computations require management to make estimates and assumptions. Critical assumptions that are used as part of these evaluations include:

• a selection of comparable publicly traded companies, based on nature of business, location and size;

• a selection of comparable acquisition and capital raising transactions;

• the discount rate applied to future earnings, based on an estimate of the cost of equity;

• the potential future earnings of the reporting unit; and

• the market growth and new business assumptions.

For purposes of the market comparable approach, valuations were determined by calculating average price multiples of relevant value drivers from a group of companies that are comparable to the reporting unit being analyzed and applying those price multiples to the value drivers of the reporting unit. Multiples used are minority based multiples and thus, no control premium adjustment is made to the comparable companies market multiples. While the market price multiple is not an assumption, a presumption that it provides an indicator of the value of the reporting unit is inherent in the valuation. The determination of the market comparables also involves a degree of judgment.

For purposes of the discounted cash flows (“DCF”) approach, the valuation is based on estimated future cash flows. The financial projections used in the DCF valuation analysis for each reporting unit are based on the most recent (as of the valuation date) financial projections presented to the Corporation’s Asset / Liability Management Committee (“ALCO”). The growth assumptions included in these projections are based on management’s expectations for each reporting unit’s financial prospects considering economic and industry conditions as well as particular plans of each entity (i.e. restructuring plans, de-leveraging, etc.). The cost of equity used to discount the cash flows was calculated using the Ibbotson Build-Up Method and ranged from 11.14% to 12.58% for the 2019 analysis. The Ibbotson Build-Up Method builds up a cost of equity starting with the rate of return of a “risk-free” asset (20-year U.S. Treasury note) and adds to it additional risk elements such as equity risk premium, size premium and industry risk premium. The resulting discount rates were analyzed in terms of reasonability given the current market conditions and adjustments were made when necessary.

BPPR passed Step 1 in the annual test as of July 31, 2019. The results indicated that the average estimated fair value calculated in Step 1 using all valuation methodologies exceeded BPPR’s equity value by approximately $1.2 billion or 37%. Accordingly, there was no indication of impairment on the goodwill recorded in BPPR at July 31, 2019 and there was no need for a Step 2 analysis. PB also passed Step 1 in the annual test as of July 31, 2019. The results indicated that the average estimated fair value calculated in Step 1 using all valuation methodologies exceeded PB’s equity value by approximately $338 million or 21%. Accordingly, there was no indication of impairment on the goodwill recorded in PB at July 31, 2019 and there was no need for a Step 2 analysis. The goodwill balance of BPPR and PB, as legal entities, represented approximately 91% of the Corporation’s total goodwill balance as of the July 31, 2019 valuation date.

Furthermore, as part of the analyses, management performed a reconciliation of the aggregate fair values determined for the reporting units to the market capitalization of the Corporation concluding that the fair value results determined for the reporting units in the July 31, 2019 annual assessment were reasonable.

The goodwill impairment evaluation process requires the Corporation to make estimates and assumptions with regard to the fair value of the reporting units. Actual values may differ significantly from these estimates. Such differences could result in future impairment of goodwill that would, in turn, negatively impact the Corporation’s results of operations and the reporting units where the goodwill is recorded. Declines in the Corporation’s market capitalization could increase the risk of goodwill impairment in the future. Refer to Note 3, New Accounting Pronouncements, for changes on the annual goodwill impairment test in accordance with ASU 2017-04.

Management monitors events or changes in circumstances between annual tests to determine if these events or changes in circumstances would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The following tables present the gross amount of goodwill and accumulated impairment losses by reportable segments.

December 31, 2019
	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2019	impairment	2019	2019	impairment	2019
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$324,049	$3,801	$320,248	$324,049	$3,801	$320,248
Popular U.S.	515,285	164,411	350,874	515,285	164,411	350,874
Total Popular, Inc.	$839,334	$168,212	$671,122	$839,334	$168,212	$671,122
December 31, 2018
	Balance at		Balance at	Balance at		Balance at
	January 1,	Accumulated	January 1,	December 31,	Accumulated	December 31,
	2018	impairment	2018	2018	impairment	2018
(In thousands)	(gross amounts)	losses	(net amounts)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$280,221	$3,801	$276,420	$324,049	$3,801	$320,248
Popular U.S.	515,285	164,411	350,874	515,285	164,411	350,874
Total Popular, Inc.	$795,506	$168,212	$627,294	$839,334	$168,212	$671,122